Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share	(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2025	2025	2024	2024¹	2023	2023¹
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	2,826	60.0	2,216	55.5	2,714	68.6
Earnings from discontinued operations	76	1.6	74	1.9	5,083	128.5
Total earnings	2,902	61.6	2,290	57.4	7,797	197.1

		2025		2024¹		2023¹
		millions		millions		millions
Weighted average number of ordinary shares – basic		4,707		3,991		3,956
1. Comparative amounts have been restated to reflect the impact of the bonus element of the Rights Issue (see note 27).
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2025	2025	2024	2024¹	2023	2023¹
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	2,826	59.8	2,216	55.3	2,714	68.3
Earnings from discontinued operations	76	1.6	74	1.8	5,083	127.9
Total earnings	2,902	61.4	2,290	57.1	7,797	196.2

		2025		2024¹		2023¹
		millions		millions		millions
Weighted average number of ordinary shares – diluted		4,729		4,008		3,973
1. Comparative amounts have been restated to reflect the impact of the bonus element of the Rights Issue (see note 27).
(c) Reconciliation of basic to diluted average number of shares

	2025	2024¹	2023¹
	millions	millions	millions
Weighted average number of ordinary shares – basic	4,707	3,991	3,956
Effect of dilutive potential ordinary shares – employee share plans	22	17	17
Weighted average number of ordinary shares – diluted	4,729	4,008	3,973
1. Comparative amounts have been restated to reflect the impact of the bonus element of the Rights Issue (see note 27).